UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07489

Oppenheimer International Growth Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Cynthia Lo Bessette

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: November 30

Date of reporting period: 8/31/2018

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS August 31, 2018 Unaudited

	Shares	Value
Common Stocks—97.8%
Consumer Discretionary—20.5%
Auto Components—3.7%
Continental AG	1,748,023	$320,693,296
Koito Manufacturing Co. Ltd.	5,160,900	318,611,498
Valeo SA	6,423,273	291,895,484
		931,200,278
Automobiles—3.4%
Bayerische Motoren Werke AG	2,535,062	245,320,745
Hero MotoCorp Ltd.	7,611,701	349,181,166
Subaru Corp.	8,995,400	267,030,808
		861,532,719
Hotels, Restaurants & Leisure—3.2%
Carnival Corp.	5,858,479	360,237,874
Domino’s Pizza Group plc[1]	49,301,541	186,138,264
Whitbread plc	4,430,388	264,237,650
		810,613,788
Household Durables—1.3%
SEB SA2	1,763,577	328,882,056
Internet & Catalog Retail—0.8%
JD.com, Inc., ADR[2]	6,196,757	193,958,494
Media—1.9%
ProSiebenSat.1 Media SE	4,636,140	122,215,800
SES SA, Cl. A, FDR	16,943,670	339,966,584
Technicolor SA1,2	23,599,660	32,394,911
		494,577,295
Multiline Retail—1.0%
Dollarama, Inc.	6,561,414	248,127,035
Specialty Retail—1.1%
Nitori Holdings Co. Ltd.	1,823,000	276,379,211
Textiles, Apparel & Luxury Goods—4.1%
Cie Financiere Richemont SA	2,513,603	221,984,596
Hermes International	588,352	382,625,351
LVMH Moet Hennessy Louis Vuitton SE	1,219,820	427,683,574
		1,032,293,521

	Shares	Value
Consumer Staples—10.0%
Beverages—2.2%
Heineken NV	2,584,779	$255,657,576
Pernod Ricard SA	1,839,872	290,496,987
		546,154,563
Food & Staples Retailing—2.6%
Alimentation Couche-Tard, Inc., Cl. B	5,237,865	250,775,330
CP ALL PCL	100,004,600	206,592,912
SPAR Group Ltd. (The)[1]	13,969,396	194,821,855
		652,190,097
Food Products—2.9%
Barry Callebaut AG	130,639	233,035,083
Saputo, Inc.	8,797,746	269,393,050
WH Group Ltd.[3]	322,847,500	243,314,041
		745,742,174
Household Products—1.3%
Reckitt Benckiser Group plc	4,033,832	343,315,681
Tobacco—1.0%
Swedish Match AB	4,611,812	246,576,950
Energy—1.1%
Energy Equipment & Services—1.1%
TechnipFMC plc	8,873,406	271,923,392
Financials—3.4%
Commercial Banks—1.8%
ICICI Bank Ltd., Sponsored ADR	45,644,355	439,555,138
Insurance—1.6%
Legal & General Group plc	30,086,480	99,334,626
Prudential plc	13,909,174	313,305,531
		412,640,157
Health Care—13.3%
Biotechnology—3.3%
CSL Ltd.	2,876,000	472,376,377
Grifols SA	12,605,881	370,907,978
		843,284,355
Health Care Equipment & Supplies—5.0%
Essilor International Cie Generale d’Optique SA	1,525,238	220,251,359
Hoya Corp.	4,749,310	277,865,253
Siemens Healthineers AG2,3	4,950,212	225,066,476

1      OPPENHEIMER INTERNATIONAL GROWTH FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value
Health Care Equipment & Supplies (Continued)
Sonova Holding AG	1,423,861	$269,965,935
William Demant Holding AS2	6,431,544	261,489,527
		1,254,638,550
Life Sciences Tools & Services—1.5%
Lonza Group AG2	1,218,780	391,759,080
Pharmaceuticals—3.5%
Bayer AG	2,860,072	266,951,352
Novo Nordisk AS, Cl. B	7,406,499	364,168,088
Oxagen Ltd.[2,4]	214,287	2,778
Roche Holding AG	991,773	246,138,366
		877,260,584
Industrials—17.6%
Aerospace & Defense—1.4%
Airbus SE	2,736,543	337,789,998
Commercial Services & Supplies—2.9%
Edenred	9,023,976	344,174,136
Prosegur Cash SA3	66,118,133	152,721,019
Prosegur Cia de Seguridad SA1	39,375,470	237,596,238
		734,491,393
Construction & Engineering—1.1%
Boskalis Westminster[1]	9,911,736	284,001,807
Electrical Equipment—2.9%
Legrand SA	3,812,760	287,426,463
Melrose Industries plc	44,676,885	129,344,214
Nidec Corp.	2,224,270	321,957,706
		738,728,383
Machinery—5.4%
Aalberts Industries NV1	6,558,074	281,542,252
Atlas Copco AB, Cl. A	7,720,588	220,679,095
Epiroc AB, Cl. A2	14,958,057	155,396,403
Kubota Corp.	16,171,600	252,491,681
VAT Group AG1,2,3	2,197,849	283,836,735
Weir Group plc (The)	7,002,388	170,342,566
		1,364,288,732
Professional Services—0.7%
Intertek Group plc	2,701,210	179,902,769
Trading Companies & Distributors—3.2%
Brenntag AG	4,150,924	250,415,440

	Shares	Value
Trading Companies & Distributors (Continued)
Bunzl plc	12,380,480	$385,069,105
Ferguson plc	2,169,969	174,100,377
		809,584,922
Information Technology—25.5%
Communications Equipment—1.8%
Nokia OYJ	64,829,243	361,064,745
Xero Ltd.[2]	2,327,900	85,661,385
		446,726,130
Electronic Equipment, Instruments, & Components—2.8%
Hitachi Ltd.	49,147,000	320,470,506
Keyence Corp.	663,342	374,339,329
		694,809,835
Internet Software & Services—4.1%
Alibaba Group Holding Ltd., Sponsored ADR[2]	944,549	165,305,521
Baidu, Inc., Sponsored ADR[2]	1,300,930	294,634,626
Scout24 AG1,3	6,643,276	343,770,414
United Internet AG	4,359,595	229,467,812
		1,033,178,373
IT Services—3.3%
Amadeus IT Group SA	3,788,046	351,373,505
Atos SE	3,102,150	371,738,088
EPAM Systems, Inc.[2]	862,180	123,231,387
		846,342,980
Semiconductors & Semiconductor Equipment—7.3%
ams AG1	4,793,798	379,792,439
ASML Holding NV	2,081,321	424,387,331
Infineon Technologies AG	24,998,420	636,524,635
STMicroelectronics NV	19,295,080	396,589,820
		1,837,294,225
Software—6.2%
Dassault Systemes SE	1,932,170	313,223,551
SAP SE	4,895,325	588,784,567
Temenos AG1,2	3,725,668	673,355,440
		1,575,363,558
Materials—4.3%
Chemicals—2.5%
Essentra plc[1]	20,725,367	119,741,363
Novozymes AS, Cl. B	4,081,737	223,685,279

2      OPPENHEIMER INTERNATIONAL GROWTH FUND

	Shares	Value
Chemicals (Continued)
Sika AG	1,897,080	$281,721,222
		625,147,864
Construction Materials—0.5%
James Hardie Industries plc	8,986,400	137,269,965
Containers & Packaging—1.3%
CCL Industries, Inc., Cl. B	6,819,366	328,531,449
Telecommunication Services—2.1%
Diversified Telecommunication Services—2.1%
Iliad SA	882,535	114,021,926
Nippon Telegraph & Telephone Corp.	9,526,800	424,169,803
		538,191,729
Total Common Stocks (Cost $17,862,603,805)		24,714,249,230

	Shares	Value
Preferred Stock—0.0%
Zee Entertainment Enterprises Ltd., 6% Cum. Non-Cv. (Cost $315,166)	17,213,928	$1,905,209
Investment Company—1.8%
Oppenheimer Institutional Government Money Market Fund, Cl. E, 1.91%[1,5] (Cost $464,833,595)	464,833,595	464,833,595

Total Investments, at Value (Cost $18,327,752,566)	99.6%	25,180,988,034
Net Other Assets (Liabilities)	0.4	105,721,689

Net Assets	100.0%	$25,286,709,723

Footnotes to Statement of Investments

1. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the reporting period, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the reporting period in which the issuer was an affiliate are as follows:

	Shares November 30, 2017	Gross Additions		Gross Reductions	Shares August 31, 2018

Common Stock
Capital Markets
NEX Group plc	22,991,902	124,732	[a]	23,116,634	—
TP ICAP plc	30,570,947	766,906	[a]	31,337,853	—
Chemicals
Essentra plc	21,935,344	—		1,209,977	20,725,367
Commercial Services & Supplies
Prosegur Cia de Seguridad SA	41,067,105	—		1,691,635	39,375,470
Construction & Engineering
Boskalis Westminster	5,094,910	4,816,826		—	9,911,736
Dignity plc	4,756,330	—		4,756,330	—
Spectris plc	6,166,436	—		6,166,436	—
Food & Staples Retailing
SPAR Group Ltd. (The)	14,569,545	—		600,149	13,969,396
Hotels, Restaurants & Leisure
Domino’s Pizza Group plc	49,301,541	—		—	49,301,541
Internet Software & Services
Scout24 AG	6,643,276	—		—	6,643,276
Machinery
Aalberts Industries NV	6,839,820	—		281,746	6,558,074

3      OPPENHEIMER INTERNATIONAL GROWTH FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Footnotes to Statement of Investments (Continued)

	Shares November 30, 2017	Gross Additions	Gross Reductions	Shares August 31, 2018
VAT Group AG	—	2,197,849	—	2,197,849
Media
Technicolor SA	33,477,250	—	9,877,590	23,599,660
Semiconductors & Semiconductor Equipment
ams AG	1,376,153	3,417,645	—	4,793,798
Software
Temenos AG	4,273,616	—	547,948	3,725,668
Travis Perkins plc	14,067,236	—	14,067,236	—
Investment Company
Oppenheimer Institutional Government Money Market Fund, Cl. E	1,101,764,666	2,528,584,937	3,165,516,008	464,833,595
	Value	Income	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Common Stock
Capital Markets
NEX Group plc	$—	$1,074,619	$74,535,017	$58,314,658
TP ICAP plc	—	4,813,548	(34,833,265)	(61,116,451)
Chemicals
Essentra plc	119,741,363	4,405,424	(9,443,507)	(13,787,068)
Commercial Services & Supplies
Prosegur Cia de Seguridad SA	237,596,238	21,326,093	1,590,041	(87,317,425)
Construction & Engineering
Boskalis Westminster	284,001,807	7,818,885	—	(68,898,657)
Dignity plc	—	—	(33,486,933)	(23,767,393)
Spectris plc	—	2,965,234	9,545,443	(10,344,750)
Food & Staples Retailing
SPAR Group Ltd. (The)	194,821,855	6,327,650	(842,713)	2,675,084
Hotels, Restaurants & Leisure
Domino’s Pizza Group plc	186,138,264	6,150,762	—	(30,972,517)
Internet Software & Services
Scout24 AG	343,770,414	3,187,675	—	63,954,932
Machinery
Aalberts Industries NV	281,542,252	4,640,046	7,519,250	(61,489,706)
VAT Group AG	283,836,735	7,141,545	—	(44,579,973)
Media
Technicolor SA	32,394,911	—	(54,524,010)	(22,225,253)
Semiconductors & Semiconductor Equipment
ams AG	379,792,439	1,781,394	—	(78,324,908)
Software
Temenos AG	673,355,440	2,755,468	61,624,083	164,702,169
Travis Perkins plc	—	4,237,526	(70,351,923)	15,121,296
Investment Company

4      OPPENHEIMER INTERNATIONAL GROWTH FUND

Footnotes to Statement of Investments (Continued)

	Value	Income	Realized Gain (Loss)	Change in Unrealized Gain (Loss)

Oppenheimer Institutional Government Money Market Fund, Cl. E	$464,833,595	$5,982,274	$—	$—

Total	$3,481,825,313	$84,608,143	$(48,668,517)	$(198,055,962)

a. All or a portion of the transactions were the result of non-cash dividends.

2. Non-income producing security.

3. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $1,248,708,685 or 4.94% of the Fund’s net assets at period end.

4. The value of this security was determined using significant unobservable inputs. See Note 3 of the accompanying Notes.

5. Rate shown is the 7-day yield at period end.

Distribution of investments representing geographic holdings, as a percentage of total investments at value, is as follows:

Geographic Holdings	Value	Percent
France	$4,082,570,468	16.2%
Germany	3,229,210,537	12.8
Switzerland	3,172,486,655	12.6
Japan	2,833,315,795	11.3
United Kingdom	2,462,655,161	9.8
Netherlands	1,245,588,965	4.9
Spain	1,112,598,740	4.4
Canada	1,096,826,863	4.4
United States	948,302,856	3.8
Denmark	849,342,894	3.4
India	790,641,513	3.1
China	653,898,641	2.6
Sweden	622,652,448	2.5
Australia	472,376,377	1.9
Austria	379,792,439	1.5
Finland	361,064,745	1.4
Hong Kong	243,316,820	1.0
Thailand	206,592,912	0.8
South Africa	194,821,855	0.8
Ireland	137,269,965	0.5
New Zealand	85,661,385	0.3

Total	$25,180,988,034	100.0%

5      OPPENHEIMER INTERNATIONAL GROWTH FUND

NOTES TO STATEMENT OF INVESTMENTS August 31, 2018 Unaudited

1. Organization

Oppenheimer International Growth Fund (the “Fund”) is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as a diversified open-end management investment company. The Fund’s investment objective is to seek capital appreciation. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Significant Accounting Policies

Security Valuation. All investments in securities are recorded at their estimated fair value, as described in Note 3.

Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1) Value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close as described in Note 3.

(2) Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

3. Securities Valuation

The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern Time, on each day the New York Stock Exchange (the “Exchange”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a fair valuation for any security for which market quotations are not readily available. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at least quarterly or more frequently, if necessary.

Valuation Methods and Inputs

Securities are valued primarily using unadjusted quoted market prices, when available, as supplied by third party pricing services or broker-dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Equity securities traded on a securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the official closing price on the principal exchange on which the security is traded, as identified by the Manager, prior to the time when the Fund’s assets are valued. If the official closing price is unavailable, the security is valued at the last sale price on the principal exchange on which it is traded, or if no sales

6      OPPENHEIMER INTERNATIONAL GROWTH FUND

3. Securities Valuation (Continued)

occurred, the security is valued at the mean between the quoted bid and asked prices. Over-the-counter equity securities are valued at the last published sale price, or if no sales occurred, at the mean between the quoted bid and asked prices. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the time when the Fund’s assets are valued.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Securities for which market quotations are not readily available, or when a significant event has occurred that would materially affect the value of the security, are fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Those standardized fair valuation methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager regularly compares prior day prices and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs may be used in determining the value of each of the Fund’s investments as of the reporting period end.

These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or

7      OPPENHEIMER INTERNATIONAL GROWTH FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The Fund classifies each of its investments in investment companies which are publicly offered as Level 1. Investment companies that are not publicly offered, if any, are classified as Level 2 in the fair value hierarchy.

The table below categorizes amounts at period end based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value

Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$802,323,403	$4,375,240,994	$—	$5,177,564,397
Consumer Staples	520,168,380	2,013,811,085	—	2,533,979,465
Energy	—	271,923,392	—	271,923,392
Financials	439,555,138	412,640,157	—	852,195,295
Health Care	—	3,366,939,791	2,778	3,366,942,569
Industrials	—	4,448,788,004	—	4,448,788,004
Information Technology	583,171,534	5,850,543,567	—	6,433,715,101
Materials	328,531,449	762,417,829	—	1,090,949,278
Telecommunication Services	—	538,191,729	—	538,191,729
Preferred Stock	1,905,209	—	—	1,905,209
Investment Company	464,833,595	—	—	464,833,595

Total Assets	$3,140,488,708	$22,040,496,548	$2,778	$25,180,988,034

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table

For the reporting period, there were no transfers between levels.

4. Investments and Risks

Risks of Foreign Investing. The Fund may invest in foreign securities which are subject to special risks. Securities traded in foreign markets may be less liquid and more volatile than those traded in U.S. markets. Foreign issuers are usually not subject to the same accounting and disclosure requirements that U.S. companies are subject to, which may make it difficult for the Fund to evaluate a foreign company’s operations or financial condition. A change in the value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar

8      OPPENHEIMER INTERNATIONAL GROWTH FUND

4. Investments and Risks (Continued)

value of investments denominated in that foreign currency and in the value of any income or distributions the Fund may receive on those investments. The value of foreign investments may be affected by exchange control regulations, foreign taxes, higher transaction and other costs, delays in the settlement of transactions, changes in economic or monetary policy in the United States or abroad, expropriation or nationalization of a company’s assets, or other political and economic factors. In addition, due to the inter-relationship of global economies and financial markets, changes in political and economic factors in one country or region could adversely affect conditions in another country or region. Investments in foreign securities may also expose the Fund to time-zone arbitrage risk. Foreign securities may trade on weekends or other days when the Fund does not price its shares. At times, the Fund may emphasize investments in a particular country or region and may be subject to greater risks from adverse events that occur in that country or region. Foreign securities and foreign currencies held in foreign banks and securities depositories may be subject to limited or no regulatory oversight.

Investments in Affiliated Funds. The Fund is permitted to invest in other mutual funds advised by the Manager (“Affiliated Funds”). Affiliated Funds are open-end management investment companies registered under the 1940 Act, as amended. The Manager is the investment adviser of, and the Sub-Adviser provides investment and related advisory services to, the Affiliated Funds. When applicable, the Fund’s investments in Affiliated Funds are included in the Statement of Investments. Shares of Affiliated Funds are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of the Affiliated Funds’ expenses, including their management fee. The Manager will waive fees and/ or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in the Affiliated Funds.

Each of the Affiliated Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Affiliated Fund than in another, the Fund will have greater exposure to the risks of that Affiliated Fund.

Investments in Money Market Instruments. The Fund is permitted to invest its free cash balances in money market instruments to provide liquidity or for defensive purposes. The Fund may invest in money market instruments by investing in Class E shares of Oppenheimer Institutional Government Money Market Fund (“IGMMF”), which is an Affiliated Fund. IGMMF is regulated as a money market fund under the 1940 Act, as amended. The Fund may also invest in money market instruments directly or in other affiliated or unaffiliated money market funds.

Equity Security Risk. Stocks and other equity securities fluctuate in price. The value of the Fund’s portfolio may be affected by changes in the equity markets generally. Equity markets may experience significant short-term volatility and may fall sharply at times. Different markets may behave differently from each other and U.S. equity markets may move in the opposite direction from one or more foreign stock markets. Adverse events in any part of the equity or

9      OPPENHEIMER INTERNATIONAL GROWTH FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

4. Investments and Risks (Continued)

fixed-income markets may have unexpected negative effects on other market segments.

The prices of individual equity securities generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s securities. These factors may include, but are not limited to, poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry.

5. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

6. Subsequent Event

On October 18, 2018, Massachusetts Mutual Life Insurance Company (“MassMutual”), an indirect corporate parent of the Sub-Adviser and the Manager announced that it has entered into a definitive agreement, whereby Invesco Ltd. (“Invesco”), a global investment management company, will acquire the Sub-Adviser. As of the time of the announcement, the transaction is expected to close in the second quarter of 2019, pending necessary regulatory and other third-party approvals. This is subject to change.

10      OPPENHEIMER INTERNATIONAL GROWTH FUND

Item 2. Controls and Procedures.

(a)

Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 8/31/2018, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)

There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer International Growth Fund

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	10/19/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	10/19/2018

By:	/s/ Brian S. Petersen
Brian S. Petersen
Principal Financial Officer
Date:	10/19/2018